Net loss per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted average shares – denominator for diluted net loss per share	[1]	7,938,525	7,071,018
Net loss per share diluted		$ 0.29	$ 0.32

[1]	after deduction of the weighted number of shares resulting from the purchase of treasury shares